Note 12 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
(in thousands)	201 5	201 4	201 3
Domestic (United Kingdom)	$1,400	$(158)	$4,915
Foreign (United States)	(25,732)	(21,862)	(13,487)
Loss before income taxes	$(24,332)	$(22,020)	$(8,572)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
(in thousands)	201 5	201 4	20 13
Current:
Federal	$—	$—	$—
U.K.	—	—	—
Japan	116	119	47
State	30	35	45
Total current provision	146	154	92
Deferred:
Federal	—	—	—
U.K.	—	—	—
State	—	—	—
Total deferred benefit	—	—	—
	146	154	92

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	201 5		201 4		201 3
Income tax rate	20.3%		21.5%		23.3%
U.K. research and development credit	1.3		1.7		—
Other	(1.1)		(1.2)		(0.6)
Effect of foreign tax rate differential	10.7		17.9		16.9
Valuation allowance	(31.7)		(40.6)		(40.6)
Effective income tax rate	(0.5	) %	(0.7	) %	(1.0	) %

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
(in thousands)	201 5	201 4

Deferred tax assets:
Long term deferred tax assets:
U.S. federal net operating losses	$32,095	$24,136
State net operating loss (net of federal)	4,021	3,001
U.S. federal research and development credit	155	110
U.K. net operating loss	5,217	7,800
Share options	1,251	567
Accrued liabilities	177	97
Other	160	78
Total deferred tax assets	43,076	35,789
Valuation allowance	(43,076)	(35,361)
Total deferred tax assets	$—	$428

Deferred tax liabilities:
Long term deferred tax liabilities:
Other assets	$—	$(428)
Cumulative translation adjustment	—	—
Total deferred tax liabilities	$—	$(428)

Summary of Valuation Allowance [Table Text Block]
(in thousands)	201 5	201 4	2013
Beginning of year (January 1)	$35,361	$26,413	$22,929
Increase in valuation allowance	7,715	8,948	3,484
End of year (December 31)	$43,076	$35,361	$26,413